LEASES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description1 [Line Items]
Variable lease payments	$ 21	$ 23
Right-of-use assets securing lease liabilities	338	240
Lease Liability Activity [Roll Forward]
Lease liabilities, beginning of year	1,835	1,725
Net additions	386	320
Interest expense on lease liabilities	74	70
Interest payments on lease liabilities	(69)	(67)
Principal payments of lease liabilities	(269)	(213)
Lease liabilities, end of year	1,957	1,835
Current liability	336	278
Long-term liability	$ 1,621	$ 1,557
Minimum
Lessee, Lease, Description1 [Line Items]
Non-cancellable contract periods for leases, typical range (in years)	5 years
Maximum
Lessee, Lease, Description1 [Line Items]
Non-cancellable contract periods for leases, typical range (in years)	15 years